Cover	Dec. 27, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2019
Entity File Number	000-50797
Entity Registrant Name	Momenta Pharmaceuticals, Inc.
Entity Central Index Key	0001235010
Entity Tax Identification Number	04-3561634
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	491-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MNTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false